Assets Pledged as Collateral or for Security	12 Months Ended
Dec. 31, 2025
Text block [abstract]
Assets Pledged as Collateral or for Security
3 6.	ASSETS PLEDGED AS COLLATERAL OR FOR SECURITY
The following assets were provided as collateral for bank borrowings, tariff guarantees
of imported raw materials or collateral
.

	December 31
	2024	2025
	NT$	NT$	US$ (Note 4)

Property, plant and equipment	$913	$34,208,968	$1,090,500
Investment properties	18,932,469	17,615,240	561,531
Other financial assets (including current and non-current)	514,087	547,984	17,468
Trade receivables	391,030	-	-
Inventories related to real estate business	2,717,813	-	-

	$22,556,312	$52,372,192	$1,669,499